Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 32,976,164	$ 1,005,678	$ 45,009,486
Less: current portion of bonds payable	14,997,976	457,395	24,520,052
Noncurrent portion	17,978,188	548,283	20,489,434
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	32,717,010	997,774	45,093,247
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	6,500,000
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	106,740	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,000,000	304,971	10,000,000
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	5,000,000	152,486	5,000,000
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	60,994	2,000,000
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	3,102,400
Cost [member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	12,217,010	372,583	10,690,847
Premiums (Discounts) on Bonds Payable [Member]
Disclosure of detailed information about borrowings [line items]
Add (Less): premiums (discounts) on bonds payable	$ 259,154	$ 7,904	$ (83,761)